GENERAL (Details Narrative) - USD ($)							1 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Oct. 04, 2023	Oct. 04, 2023	Aug. 29, 2022	Aug. 15, 2022	Mar. 24, 2022	May 13, 2021	Oct. 31, 2023	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Apr. 27, 2009
Stock Issued During Period, Shares, New Issues			429	228,572	1,286	155,845		691,000
Proceeds from Issuance of Common Stock				$ 4,103,330		$ 10,457,862		$ 3,499,388	$ 131,220				$ 4,103,330
Stockholders equity reverse stock split	one for seven reverse stock split	one for seven reverse stock split					one
Retained Earnings (Accumulated Deficit)								$ 29,360,235 [1]	$ 33,180,457		$ 29,360,235	[1]	$ 22,837,827	[1]
Save Foods Ltd [Member]
Equity Method Investment, Ownership Percentage															98.48%

[1]	Adjusted to reflect one (1) for seven (7) reverse stock split in October 2023 (see note 1B).